Segment Information (Tables)	12 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Schedule of Contributions of Profitability Information For Reportable Segments

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended March 31, 2015, 2016 and 2017 are as follows:

	Year ended March 31,
	2015			2016			2017
	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax
Segment:
Injection molded plastic parts	$20,206	$(434)	$(341)	$20,181	$(356)	$(2,671)	$23,594	$(350)	$843
Electronic products	18,409	(105)	(1,912)	24,847	(104)	(2,105)	21,331	(53)	742
Metallic parts (Discontinued in fiscal 2015)	1	—	(348)	—	—	—	—	—	—
Segment total	$38,616	$(539)	$(2,601)	$45,028	$(460)	$(4,776)	$44,925	$(403)	$1585

Reconciliation to consolidated totals:
Sales eliminations	(539)	539	—	(460)	460	—	(403)	403	—
Consolidated totals:
Net sales	$38,077	$—		$44,568	$—		$44,522	$—
(Loss) income before income taxes			$(2,601)			$(4,776)			$1585

	Year ended March 31,
	2015		2016		2017
	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$509	$—	$364	$—	$306	$—
Electronic products	26	—	8	—	8	—
Metallic parts (Discontinued in fiscal 2015)	—	—	—	—	—	—
Consolidated total	$535	$—	$372	$—	$314	$—

	Year ended March 31,
	2015			2016			2017
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$73,829	$550	$2,384	$67,528	$424	$1,969	$67,912	$2,050	$1,750
Electronic products	22,610	340	415	20,043	167	404	23,075	102	385
Metallic parts (Discontinued in fiscal 2015)	—	—	25	—	—	—	—	—	—
Consolidated Totals	$96,439	$890	$2,824	$87,571	$591	$2,373	$90,987	$2,152	$2,135

Schedule of Net Sales by Geographical Area

The Company’s sales are coordinated through the Macao subsidiaries and a breakdown of sales by destination is as follows:

	Year ended March 31,
	2015	2016	2017
Net sales
United States of America	$9,910	$8,116	$8,883
PRC	16,119	18,785	20,637
United Kingdom	1,023	1,007	1,515
Hong Kong	5,505	7,672	5,801
Europe	3,501	6,403	4,750
Others	2,018	2,585	2,936
Net sales from continuing operations	$38,076	$44,568	$44,522
Net sales from discontinued operations	1	—	—
Total net sales	$38,077	$44,568	$44,522

Schedule of Segment Indentifiable Assets by Geographical Area

The location of the Company’s identifiable assets is as follows:

	March 31,
	2016	2017
Hong Kong and Macao	$32,528	$34,821
PRC	55,043	56,166
Total identifiable assets	87,571	90,987
Goodwill	—	—
Total assets	$87,571	$90,987